Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade accounts receivable	$ 322.8	$ 221.0
Other assets	436.1	454.2
Cash and cash equivalents	1,563.0	1,629.2
Contract assets	624.1	511.5
Other payables	521.0	387.7
Contract liabilities	3,284.6	2,540.9
Operating results	667.5	314.5	$ (110.5)
Financial results	354.6	164.3	(203.5)
Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Other assets		3.7
Cash and cash equivalents		282.7
Financial results		15.0	6.2
Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of transactions between related parties [line items]
Loans and financing		627.7
Financial results		(20.2)	(6.3)
Caixa Economica Federal [Member]
Disclosure of transactions between related parties [line items]
Cash and cash equivalents		0.1
Comando da Aeronáutica (Brazilian Air Force) [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable		2.1
Contract assets		305.8
Contract liabilities		71.9
Operating results		8.8	29.6
Embraer Prev - Sociedade de Previdência Complementar [member]
Disclosure of transactions between related parties [line items]
Other payables		0.3
Operating results		(17.3)	(9.7)
Exército Brasileiro (Brazilian Army) [member]
Disclosure of transactions between related parties [line items]
Contract assets		6.6
Contract liabilities		8.9
Operating results		0.1	2.1
Ez Air Interior Limited [member]
Disclosure of transactions between related parties [line items]
Other assets		22.4
FINEP [Member]
Disclosure of transactions between related parties [line items]
Financial results		(0.1)
Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Financial results			(0.4)
Governo Brasileiro - Bonds (Brazilian government -Bonds) [member]
Disclosure of transactions between related parties [line items]
Other assets		66.6
Contract liabilities		0.0
Financial results		2.6	2.5
Marinha do Brasil (Brazilian Navy) [member]
Disclosure of transactions between related parties [line items]
Contract assets		2.4
Contract liabilities		3.8
Operating results		(1.3)	(1.4)
Related parties [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	7.1	2.1
Other assets	178.5	92.7
Cash and cash equivalents	511.8	282.8
Contract assets	263.2	314.8
Loans and financing	463.8	627.7
Other payables	15.0	0.3
Contract liabilities	65.5	84.6
Operating results	(24.8)	(9.7)	20.6
Financial results	(18.4)	$ (2.7)	$ 2.0
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Other assets	1.1
Cash and cash equivalents	511.8
Financial results	12.1
Related parties [member] | Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of transactions between related parties [line items]
Loans and financing	463.8
Financial results	(34.9)
Related parties [member] | Comando da Aeronáutica (Brazilian Air Force) [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	5.7
Contract assets	251.7
Other payables	15.0
Contract liabilities	51.0
Operating results	(7.4)
Related parties [member] | Embraer Prev - Sociedade de Previdência Complementar [member]
Disclosure of transactions between related parties [line items]
Operating results	(16.0)
Related parties [member] | Exército Brasileiro (Brazilian Army) [member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	0.1
Contract assets	10.5
Contract liabilities	9.0
Operating results	(0.1)
Related parties [member] | Ez Air Interior Limited [member]
Disclosure of transactions between related parties [line items]
Other assets	23.8
Related parties [member] | Governo Brasileiro - Bonds (Brazilian government -Bonds) [member]
Disclosure of transactions between related parties [line items]
Other assets	66.5
Financial results	2.6
Related parties [member] | Governo Brasileiro - Structured Notes
Disclosure of transactions between related parties [line items]
Other assets	87.1
Financial results	1.8
Related parties [member] | Marinha do Brasil (Brazilian Navy) [member]
Disclosure of transactions between related parties [line items]
Contract assets	1.0
Contract liabilities	5.5
Operating results	(2.6)
Related parties [member] | Nidec Aerospace LLC [Member]
Disclosure of transactions between related parties [line items]
Trade accounts receivable	1.3
Operating results	$ 1.3